Advances Received Under Combined Arrangements	6 Months Ended
Jun. 30, 2026
Advances Received Under Combined Arrangement [Abstract]
Advances Received Under Combined Arrangement

9.Advances Received Under Combined Arrangement

During the second quarter of 2026, the Company entered into a series of interrelated agreements associated with the SkyKnight drone program. The agreements were negotiated and executed contemporaneously with the same counterparty group and were economically linked and mutually dependent. Accordingly, the Company evaluated the agreements collectively and determined that they represent a single combined arrangement for accounting purposes. As part of the overall arrangement, the Company entered into two software licensing agreements: (i) a Master Supplier Agreement with Meta Bureau LLC, originally executed on May 11, 2026 and amended and restated on June 25, 2026, and (ii) a Master Supplier Agreement with Progress TRW S.R.O. Collectively, these agreements provide for licensing of the Company’s software for aggregate contractual consideration of $3.9 million. During June 2026, the Company invoiced $1.5 million under these agreements, of which $1.4 million had been collected as of June 30, 2026. The remaining $67,500 is recorded in accounts receivable. In connection with the same overall arrangement, the Company also entered into two purchase agreements with Progress TRW S.R.O., each dated June 25, 2026, pursuant to which the Company agreed to pay aggregate consideration of $4.9 million. This amount comprises (i) $2.5 million for the procurement and deployment of 82 unmanned aerial vehicles (“UAVs”) integrated with the Company’s software and (ii) $2.4 million for platform integration, operating system and market development, and marketing services. Of the $2.5 million attributable to the UAVs, $2.2 million was paid in June 2026 as an advance, with the remaining $0.3 million payable upon delivery. The UAV deployments are intended to facilitate field testing and evaluation of the Company’s software platform under operational conditions.

Because the software licensing agreements and purchase agreements were negotiated with the same counterparty group, in contemplation of one another, and in furtherance of a single commercial objective, the Company concluded that the agreements should be accounted for as a combined arrangement. Accordingly, the amounts payable under the purchase agreements were evaluated under the guidance for consideration payable to a customer in ASC 606. The Company concluded that the UAVs represent distinct goods for which fair value could be reasonably estimated based on available market data. Based on its valuation analysis, the Company determined that the aggregate supported fair value of the UAVs was approximately $1.8 million. The Company was unable to substantiate the fair value of the platform integration, operating system and market development, and marketing services using observable market evidence or other sufficient support. In addition, the portion of the UAV advance payment in excess of the supported fair value of the UAVs was accounted for as consideration payable to a customer. Accordingly, amounts associated with such services, together with amounts paid in excess of the supported fair value of the UAVs, were accounted for as consideration payable to a customer and reduced revenue recognized under the combined arrangement.

During the three months ended June 30, 2026, the Company recognized revenue for software licenses delivered under the combined arrangement and recorded deferred revenue related to future support obligations. Amounts invoiced in excess of revenue recognized and deferred revenue recorded are presented as advances received under combined arrangement on the unaudited Condensed Consolidated Balance Sheet as of June 30, 2026.

The Company paid an aggregate advance of $2.2 million under the purchase agreements during June 2026. Of this amount, $1.8 million, representing the supported fair value of the UAVs, is presented as UAV deployment program advance payment on the unaudited Condensed Consolidated Balance Sheet as of June 30, 2026. The remaining $0.4 million was accounted for as consideration payable to a customer and recorded as a reduction of revenue under the combined arrangement. The $1.8 million advance payment attributable to the UAVs will be recognized as expense as the related UAVs are deployed. No UAVs had been deployed as of June 30, 2026; accordingly, no expense related to the UAV deployment program was recognized during the period.